Significant Accounting Policies - Cash and Restricted Cash Reconciliation (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 485,120	$ 525,215	$ 666,024
Restricted cash	22,037	16,176	0
Total cash, cash equivalents and restricted cash reported in the statements of cash flows	$ 507,157	$ 541,391	$ 666,024	$ 171,541